Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies
23.	COMMITMENTS AND CONTINGENCIES
Purchase commitments
The Company has commitments to purchase property and equipment and hosting services of $40,893 and $50,713, committed licensing fee payable for the licensing of game titles of $6,800 and $4,039 and commitments to invest in certain companies of $90,100 and $61,651 as of December 31, 2023 and 2024, respectively.
Minimum guarantee commitments
The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2023 and 2024, the minimum guarantee commitments amounted to $10,400 and $30,897, respectively, for its launched games as well as licensed but yet to be launched games.
Others
The Company has commitments to extend credit to customers under committed facilities granted. As of December 31, 2023 and 2024, the customers can draw down on a total undrawn credit limit of $1,199 and $152, respectively, under such committed facilities.